Fair value evolution assets (Detail) - Convertible loans Ditto & Fluidda - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of gains losses fair value financial assets [line items]
Financial assets, at fair value, beginning of period	€ 2,750	€ 0	€ 0
Additions	2,830	2,500	0
Remeasurement	316	0	0
Capitalized interests	307	250	0
Financial assets, at fair value, end of period	€ 6,203	€ 2,750	€ 0